Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.07328%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,235,950.14

Principal:
Principal Collections	$24,544,537.46
Prepayments in Full	$11,227,002.01
Liquidation Proceeds	$405,506.37
Recoveries	$1,192.11
Sub Total	$36,178,237.95
Collections	$39,414,188.09

Purchase Amounts:
Purchase Amounts Related to Principal	$137,358.35
Purchase Amounts Related to Interest	$701.98
Sub Total	$138,060.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,552,248.42

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,552,248.42
Servicing Fee	$856,540.29	$856,540.29	$0.00	$0.00	$38,695,708.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,695,708.13
Interest - Class A-2a Notes	$852,170.67	$852,170.67	$0.00	$0.00	$37,843,537.46
Interest - Class A-2b Notes	$530,545.75	$530,545.75	$0.00	$0.00	$37,312,991.71
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$35,291,331.88
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$34,960,081.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,960,081.88
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$34,763,339.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,763,339.88
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$34,621,758.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,621,758.21
Regular Principal Payment	$39,436,050.09	$34,621,758.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,552,248.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,621,758.21
Total					$34,621,758.21

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,588,301.82	$75.21	$852,170.67	$2.84	$23,440,472.49	$78.05
Class A-2b Notes	$12,033,456.39	$75.21	$530,545.75	$3.32	$12,564,002.14	$78.53
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$34,621,758.21	$26.31	$4,073,949.92	$3.10	$38,695,708.13	$29.41

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$190,429,198.94	0.6340454	$167,840,897.12	0.5588363
Class A-2b Notes	$101,447,265.87	0.6340454	$89,413,809.48	0.5588363
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$892,996,464.81	0.6786822	$858,374,706.60	0.6523695

Pool Information
Weighted Average APR	3.871%	3.882%
Weighted Average Remaining Term	46.75	45.97
Number of Receivables Outstanding	36,619	35,797
Pool Balance	$1,027,848,352.94	$991,111,833.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$923,063,059.77	$890,795,509.09
Pool Factor	0.6986078	0.6736387

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$100,316,324.22
Targeted Overcollateralization Amount	$137,551,418.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$132,737,126.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$422,115.44
(Recoveries)		10	$1,192.11
Net Loss for Current Collection Period			$420,923.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4914%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3200%
Second Prior Collection Period			0.2310%
Prior Collection Period			0.4692%
Current Collection Period			0.5004%
Four Month Average (Current and Prior Three Collection Periods)			0.3801%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		674	$2,441,409.11
(Cumulative Recoveries)			$70,063.84
Cumulative Net Loss for All Collection Periods			$2,371,345.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1612%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,622.27
Average Net Loss for Receivables that have experienced a Realized Loss			$3,518.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	250	$8,866,432.97
61-90 Days Delinquent	0.18%	44	$1,799,969.48
91-120 Days Delinquent	0.02%	5	$171,576.97
Over 120 Days Delinquent	0.01%	3	$128,257.29
Total Delinquent Receivables	1.11%	302	$10,966,236.71

Repossession Inventory:
Repossessed in the Current Collection Period		16	$771,180.37
Total Repossessed Inventory		26	$1,137,595.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1092%
Prior Collection Period			0.1311%
Current Collection Period			0.1453%
Three Month Average			0.1285%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2119%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$2,969,487.52
2 Months Extended	156	$5,787,828.70
3+ Months Extended	27	$897,226.23

Total Receivables Extended	263	$9,654,542.45
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer